FEDERAL HOME LOAN BANK ADVANCES (Tables)	12 Months Ended
Jun. 30, 2018
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures [Abstract]
Schedule of Contractual Maturities of Federal Home Loan Bank Long-Term Advances

The following table presents contractual maturities of FHLB long-term advances as of June 30:

	Maturity range		Weighted- average	Stated interest rate range
Description	from	to	interest rate [1]	from	to	2018	2017

						(Dollars in Thousands)
Convertible	07/27/17	07/27/17	4.26%	4.26%	4.26%	$—	$10,000
Adjustable	08/11/17	09/01/17	1.25%	1.23%	1.27%	—	6,109

Total						$—	$16,109

Schedule of Federal Home Loan Bank Short-Term Advances

The following table presents information regarding such advances as of June 30:

	2018	2017
	(Dollars in Thousands)
FHLB revolving and short-term advances:
Ending balance	$171,403	$155,799
Average balance during the year	167,306	144,258
Maximum month-end balance during the year	179,791	155,799
Average interest rate during the year	1.60%	0.78%
Weighted-average rate at year-end	2.12%	1.24%